Commitments and Contingencies - Additional Information (Detail) - USD ($)		11 Months Ended	14 Months Ended
	Jul. 28, 2020	Dec. 31, 2020	Mar. 31, 2021
Loss Contingencies [Line Items]
Underwriting fee, per unit cash paid (USD per share)		$ 0.35	$ 0.35
Payments for underwriting fee		$ 14,500,000	$ 14,500,000
Stock related warrants issued during the period value		$ 1,857,360
Over-Allotment Option
Loss Contingencies [Line Items]
Expiration period for purchase of underwriting options		45 days	45 days
Stock issued during period shares new issues (in shares)	5,400,000	5,400,000	5,400,000
IPO
Loss Contingencies [Line Items]
Stock issued during period shares new issues (in shares)	41,400,000
Underwriting fee, per unit cash paid (USD per share)		$ 0.20	$ 0.20
Payments for underwriting fee		$ 8,300,000	$ 8,900,000
Private Placement
Loss Contingencies [Line Items]
Stock related warrants issued during the period shares (in shares)		25,000,000	25,000,000
Share price (USD per share)		$ 10.00	$ 10.00
Stock related warrants issued during the period value		$ 250,000,000	$ 250,000,000